Advance Receipt – 2017	12 Months Ended
Dec. 31, 2018
Miscellaneous Current Liabilities [Abstract]
Advance Receipt – 2017
27.	ADVANCE RECEIPTS – 2017

Advance receipts are mainly from advance telecommunication charges.  For the obligations to transfer goods or services to customers for which the Company has received consideration from, they were retrospectively reclassified as contract liabilities starting from 2018.